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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28 & August 31

Date of reporting period:	November 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Communication Services - 8.9%
Diversified Telecommunication Services - 3.9%
IDT Corporation - Class B (a)	7,395	$62,044
Ooma, Inc. (a)	3,600	53,784
		115,828
Interactive Media & Services - 1.3%
XO Group, Inc. (a)	1,140	39,330

Media - 1.7%
Hemisphere Media Group, Inc. (a)	1,666	23,108
Lee Enterprises, Inc. (a)	3,587	8,035
Tribune Publishing Company (a)	1,258	18,354
		49,497
Wireless Telecommunication Services - 2.0%
Spok Holdings, Inc.	1,223	17,819
United States Cellular Corporation (a)	750	41,895
		59,714
Consumer Discretionary - 11.1%
Auto Components - 1.1%
Tower International, Inc.	1,200	33,744

Distributors - 0.7%
VOXX International Corporation (a)	4,099	20,577

Diversified Consumer Services - 3.0%
American Public Education, Inc. (a)	504	15,947
Bridgepoint Education, Inc. (a)	5,355	42,840
Career Education Corporation (a)	900	12,141
K12, Inc. (a)	750	17,895
		88,823
Hotels, Restaurants & Leisure - 2.7%
Bluegreen Vacations Corporation	125	1,735
Brinker International, Inc.	150	7,662
Habit Restaurants, Inc. (The) - Class A (a)	1,100	13,750
Speedway Motorsports, Inc.	3,231	56,155
		79,302

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Consumer Discretionary - 11.1% (Continued)
Household Durables - 2.2%
Bassett Furniture Industries, Inc.	2,332	$49,042
Beazer Homes USA, Inc. (a)	409	4,605
Flexsteel Industries, Inc.	445	11,045
Green Brick Partners, Inc. (a)	9	75
		64,767
Leisure Products - 0.1%
Nautilus, Inc. (a)	300	3,873

Specialty Retail - 0.2%
Ascena Retail Group, Inc. (a)	2,100	6,342

Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	100	2,780
Fossil Group, Inc. (a)	300	5,799
Vera Bradley, Inc. (a)	2,072	22,833
		31,412
Consumer Staples - 4.1%
Beverages - 0.5%
Craft Brew Alliance, Inc. (a)	886	14,247

Food & Staples Retailing - 2.2%
Natural Grocers by Vitamin Cottage, Inc. (a)	2,530	47,893
SpartanNash Company	900	16,875
		64,768
Food Products - 0.1%
Seaboard Corporation	1	3,722

Household Products - 1.3%
Oil-Dri Corporation of America	1,258	36,972

Energy - 8.0%
Energy Equipment & Services - 1.2%
Basic Energy Services, Inc. (a)	179	1,124
Helix Energy Solutions Group, Inc. (a)	3,600	29,520
Mammoth Energy Services, Inc.	200	5,032
		35,676

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Energy - 8.0% (Continued)
Oil, Gas & Consumable Fuels - 6.8%
Evolution Petroleum Corporation	2,800	$24,388
Gulfport Energy Corporation (a)	4,600	39,192
Lonestar Resources US, Inc. - Class A (a)	3,878	26,332
QEP Resources, Inc. (a)	1,600	12,848
Renewable Energy Group, Inc. (a)	1,400	37,730
SandRidge Energy, Inc. (a)	6,111	59,888
		200,378
Financials - 19.0%
Banks - 15.5%
Ameris Bancorp	300	12,849
Associated Banc-Corp	400	9,268
BancFirst Corporation	100	5,582
BancorpSouth Bank	200	6,158
Bank of the Ozarks, Inc.	700	18,970
BankUnited, Inc.	100	3,454
Boston Private Financial Holdings, Inc.	100	1,269
Cathay General Bancorp	500	19,785
Chemical Financial Corporation	550	25,960
Columbia Banking System, Inc.	250	10,170
Community Bank System, Inc.	150	9,849
First BanCorporation	1,600	14,480
First Commonwealth Financial Corporation	200	2,788
First Financial Bancorp	100	2,792
First Financial Bankshares, Inc.	100	6,552
First Hawaiian, Inc.	200	5,204
Fulton Financial Corporation	300	5,223
Glacier Bancorp, Inc.	200	9,444
Great Western Bancorp, Inc.	200	7,464
Hancock Whitney Corporation	350	14,077
Heartland Financial USA, Inc.	150	8,205
Hilltop Holdings, Inc.	700	13,678
Home BancShares, Inc.	700	13,727
Hope Bancorp, Inc.	200	3,040
IBERIABANK Corporation	370	27,658
International Bancshares Corporation	450	17,275
Investors Bancorp, Inc.	800	9,824

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Financials - 19.0% (Continued)
Banks - 15.5% (Continued)
Pacific Premier Bancorp, Inc. (a)	300	$9,261
Pinnacle Financial Partners, Inc.	300	17,205
S&T Bancorp, Inc.	50	2,113
Seacoast Banking Corporation of Florida (a)	100	2,900
ServisFirst Bancshares, Inc.	50	1,968
South State Corporation	60	4,354
Sterling Bancorp	1,200	23,160
Synovus Financial Corporation	400	15,124
TCF Financial Corporation	500	11,245
Texas Capital Bancshares, Inc. (a)	150	8,949
Trustmark Corporation	300	9,702
UMB Financial Corporation	180	12,181
Umpqua Holdings Corporation	400	7,696
Union Bankshares Corporation	200	7,080
United Bankshares, Inc.	400	14,468
United Community Banks, Inc.	100	2,585
Valley National Bancorp	400	4,328
WesBanco, Inc.	100	4,348
Wintrust Financial Corporation	180	13,923
		457,335
Capital Markets - 0.1%
Stifel Financial Corporation	100	4,827

Insurance - 1.3%
American Equity Investment Life Holding Company	400	13,652
CNO Financial Group, Inc.	500	9,150
MetLife, Inc.	100	4,463
National General Holdings Corporation	200	5,310
Principal Financial Group, Inc.	100	4,932
		37,507
Thrifts & Mortgage Finance - 2.1%
Axos Financial, Inc. (a)	200	6,240
LendingTree, Inc. (a)	30	7,810
MGIC Investment Corporation (a)	1,300	15,223
Mr. Cooper Group, Inc. (a)	100	1,513
New York Community Bancorp, Inc.	100	1,063

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Financials - 19.0% (Continued)
Thrifts & Mortgage Finance - 2.1% (Continued)
NMI Holdings, Inc. - Class A (a)	100	$1,954
Radian Group, Inc.	700	12,880
Washington Federal, Inc.	500	14,405
		61,088
Health Care - 8.2%
Biotechnology - 0.7%
AMAG Pharmaceuticals, Inc. (a)	200	3,610
SIGA Technologies, Inc. (a)	2,529	15,781
		19,391
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	7,067	28,975
AngioDynamics, Inc. (a)	320	6,877
RTI Surgical, Inc. (a)	9,209	38,401
STAAR Surgical Company (a)	100	3,801
		78,054
Health Care Providers & Services - 0.1%
Civitas Solutions, Inc. (a)	120	1,665

Health Care Technology - 1.6%
Castlight Health, Inc. - Class B (a)	2,585	6,747
HealthStream, Inc.	1,300	32,032
NextGen Healthcare, Inc. (a)	478	8,389
		47,168
Life Sciences Tools & Services - 0.7%
Luminex Corporation	200	5,874
Medpace Holdings, Inc. (a)	254	15,725
		21,599
Pharmaceuticals - 2.5%
Akorn, Inc. (a)	834	5,721
Amphastar Pharmaceuticals, Inc. (a)	541	11,751
Aratana Therapeutics, Inc. (a)	1,700	11,050
Bristol-Myers Squibb Company	150	8,019
Innoviva, Inc. (a)	100	1,826
Lannett Company, Inc. (a)	5,600	33,040
Menlo Therapeutics, Inc. (a)	107	643

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Health Care - 8.2% (Continued)
Pharmaceuticals - 2.5% (Continued)
OptimizeRx Corporation (a)	86	$1,394
		73,444
Industrials - 16.4%
Aerospace & Defense - 1.9%
Ducommun, Inc. (a)	150	5,885
Sparton Corporation (a)	986	14,159
Wesco Aircraft Holdings, Inc. (a)	3,937	37,480
		57,524
Building Products - 0.9%
Builders FirstSource, Inc. (a)	2,053	27,777

Commercial Services & Supplies - 4.1%
ARC Document Solutions, Inc. (a)	11,057	26,647
Brady Corporation - Class A	371	16,161
Kimball International, Inc. - Class B	2,627	40,088
Pitney Bowes, Inc.	1,700	14,348
R.R. Donnelley & Sons Company	3,687	23,339
		120,583
Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	50	2,365
Preformed Line Products Company	460	29,514
		31,879
Machinery - 6.1%
AGCO Corporation	700	41,776
Allison Transmission Holdings, Inc.	400	18,844
Commercial Vehicle Group, Inc. (a)	8,031	56,056
Hurco Companies, Inc.	929	35,497
Miller Industries, Inc.	1,000	28,060
		180,233
Professional Services - 0.8%
Acacia Research Corporation (a)	2,000	6,360
Heidrick & Struggles International, Inc.	500	18,330
		24,690
Road & Rail - 0.4%
PAM Transportation Services, Inc. (a)	212	10,952

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Industrials - 16.4% (Continued)
Trading Companies & Distributors - 1.1%
BMC Stock Holdings, Inc. (a)	1,539	$26,178
Systemax, Inc.	222	6,192
		32,370
Information Technology - 13.9%
Communications Equipment - 2.4%
Aerohive Networks, Inc. (a)	2,074	7,591
Calix, Inc. (a)	884	8,531
DASAN Zhone Solutions, Inc. (a)	114	1,482
Digi International, Inc. (a)	2,678	31,707
Infinera Corporation (a)	5,000	21,550
		70,861
Electronic Equipment, Instruments & Components - 3.1%
Airgain, Inc. (a)	712	8,658
Bel Fuse, Inc. - Class B	200	4,502
Daktronics, Inc.	700	6,265
Fitbit, Inc. - Class A (a)	1,200	6,612
Jabil, Inc.	300	7,491
Tech Data Corporation (a)	570	51,271
Vishay Intertechnology, Inc.	400	8,340
		93,139
IT Services - 1.9%
Brightcove, Inc. (a)	4,130	29,653
Limelight Networks, Inc. (a)	1,200	3,948
Sykes Enterprises, Inc. (a)	825	22,787
		56,388
Semiconductors & Semiconductor Equipment - 5.7%
Amkor Technology, Inc. (a)	8,600	58,910
Aquantia Corporation (a)	1,938	18,896
Cirrus Logic, Inc. (a)	578	21,640
DSP Group, Inc. (a)	1,670	20,491
Photronics, Inc. (a)	4,457	43,233
Pixelworks, Inc. (a)	1,100	4,279
		167,449
Software - 0.7%
A10 Networks, Inc. (a)	2,180	13,734
Agilysys, Inc. (a)	333	5,491

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Information Technology - 13.9% (Continued)
Software - 0.7% (Continued)
eGain Corporation (a)	300	$2,229
		21,454
Technology Hardware, Storage & Peripherals - 0.1%
Electronics For Imaging, Inc. (a)	100	2,768

Materials - 5.1%
Chemicals - 3.0%
Huntsman Corporation	1,300	26,286
OMNOVA Solutions, Inc. (a)	1,400	11,410
Tredegar Corporation	1,131	18,842
Trinseo S.A.	650	32,845
Valhi, Inc.	2	4
		89,387
Containers & Packaging - 0.2%
Greif, Inc. - Class A	100	5,127

Metals & Mining - 1.1%
Nucor Corporation	200	12,082
Schnitzer Steel Industries, Inc. - Class A	300	8,403
Steel Dynamics, Inc.	100	3,520
SunCoke Energy, Inc. (a)	900	8,784
		32,789
Paper & Forest Products - 0.8%
Verso Corporation - Class A (a)	892	22,496

Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CoreCivic, Inc.	100	2,195
LaSalle Hotel Properties	300	9,618
RLJ Lodging Trust	300	6,102
Ryman Hospitality Properties, Inc.	80	5,929
Sunstone Hotel Investors, Inc.	200	3,052
		26,896

Total Common Stocks (Cost $2,712,552)		$2,825,812

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.0% (b)	Shares	Value
Media General, Inc. - CVR (a)(c) (Cost $0)	100	$5

Total Investments at Value - 95.6% (Cost $2,712,552)		$2,825,817

Other Assets in Excess of Liabilities - 4.4%		130,525

Net Assets - 100.0%		$2,956,342

CVR - Contingent Value Right.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $5 as of November 30, 2018, representing 0.0% (b) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 4.7%
Diversified Telecommunication Services - 2.2%
IDT Corporation - Class B (a)	4,734	$39,718
Ooma, Inc. (a)	1,416	21,155
		60,873
Entertainment - 0.1%
Rosetta Stone, Inc. (a)	120	2,005

Interactive Media & Services - 0.5%
XO Group, Inc. (a)	420	14,490

Media - 1.1%
E.W. Scripps Company (The) - Class A	200	3,526
Hemisphere Media Group, Inc. (a)	1,539	21,346
Tribune Publishing Company (a)	446	6,507
		31,379
Wireless Telecommunication Services - 0.8%
Spok Holdings, Inc.	703	10,243
United States Cellular Corporation (a)	200	11,172
		21,415
Consumer Discretionary - 14.9%
Auto Components - 0.9%
Fox Factory Holding Corporation (a)	50	3,185
Tower International, Inc.	800	22,496
		25,681
Distributors - 0.6%
VOXX International Corporation (a)	3,036	15,241

Diversified Consumer Services - 3.8%
American Public Education, Inc. (a)	564	17,845
Bridgepoint Education, Inc. (a)	3,620	28,960
Career Education Corporation (a)	1,700	22,933
K12, Inc. (a)	1,575	37,579
		107,317
Hotels, Restaurants & Leisure - 3.9%
Brinker International, Inc.	550	28,094
Fiesta Restaurant Group, Inc. (a)	500	9,425

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 14.9% (Continued)
Hotels, Restaurants & Leisure - 3.9% (Continued)
Habit Restaurants, Inc. (The) - Class A (a)	500	$6,250
International Speedway Corporation - Class A	406	17,190
Speedway Motorsports, Inc.	2,773	48,195
		109,154
Household Durables - 2.3%
Bassett Furniture Industries, Inc.	1,450	30,493
Beazer Homes USA, Inc. (a)	530	5,968
Flexsteel Industries, Inc.	401	9,953
Green Brick Partners, Inc. (a)	15	125
iRobot Corporation (a)	100	9,540
PulteGroup, Inc.	100	2,652
ZAGG, Inc. (a)	600	6,030
		64,761
Leisure Products - 1.3%
Johnson Outdoors, Inc. - Class A	500	35,650

Specialty Retail - 0.2%
Express, Inc. (a)	300	1,872
Office Depot, Inc.	1,100	3,553
		5,425
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)	900	25,020
Fossil Group, Inc. (a)	500	9,665
Vera Bradley, Inc. (a)	1,677	18,481
		53,166
Consumer Staples - 3.3%
Beverages - 0.7%
Craft Brew Alliance, Inc. (a)	743	11,948
PepsiCo, Inc.	60	7,316
		19,264
Food & Staples Retailing - 1.8%
Natural Grocers by Vitamin Cottage, Inc. (a)	2,411	45,640
SpartanNash Company	200	3,750
		49,390

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Staples - 3.3% (Continued)
Food Products - 0.0% (b)
Dean Foods Company	100	$504

Household Products - 0.4%
Oil-Dri Corporation of America	400	11,756

Personal Products - 0.4%
LifeVantage Corporation (a)	900	12,078

Energy - 3.7%
Energy Equipment & Services - 0.1%
Helix Energy Solutions Group, Inc. (a)	200	1,640

Oil, Gas & Consumable Fuels - 3.6%
Evolution Petroleum Corporation	2,400	20,904
Gulfport Energy Corporation (a)	2,000	17,040
Lonestar Resources US, Inc. - Class A (a)	1,889	12,826
QEP Resources, Inc. (a)	2,000	16,060
Renewable Energy Group, Inc. (a)	100	2,695
SandRidge Energy, Inc. (a)	3,192	31,282
W&T Offshore, Inc. (a)	200	1,162
		101,969
Health Care - 25.7%
Biotechnology - 7.5%
ACADIA Pharmaceuticals, Inc. (a)	100	1,906
Acorda Therapeutics, Inc. (a)	200	4,086
Akebia Therapeutics, Inc. (a)	300	2,424
AMAG Pharmaceuticals, Inc. (a)	1,200	21,660
Emergent BioSolutions, Inc. (a)	550	40,062
Enanta Pharmaceuticals, Inc. (a)	260	20,576
Genomic Health, Inc. (a)	310	24,506
Halozyme Therapeutics, Inc. (a)	300	4,953
KalVista Pharmaceuticals, Inc. (a)	700	16,842
REGENXBIO, Inc. (a)	217	13,000
Seattle Genetics, Inc. (a)	200	12,516
SIGA Technologies, Inc. (a)	3,026	18,882
Ultragenyx Pharmaceutical, Inc. (a)	50	2,684

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 25.7% (Continued)
Biotechnology - 7.5% (Continued)
Vanda Pharmaceuticals, Inc. (a)	1,000	$25,040
		209,137
Health Care Equipment & Supplies - 5.0%
Accuray, Inc. (a)	2,098	8,602
Anika Therapeutics, Inc. (a)	100	3,445
Bovie Medical Corporation (a)	900	6,363
DexCom, Inc. (a)	60	7,775
FONAR Corporation (a)	200	4,406
NuVasive, Inc. (a)	200	12,738
OraSure Technologies, Inc. (a)	1,500	19,050
Orthofix Medical, Inc. (a)	200	12,050
RTI Surgical, Inc. (a)	9,300	38,781
STAAR Surgical Company (a)	700	26,607
		139,817
Health Care Providers & Services - 3.5%
Amedysis, Inc. (a)	340	46,325
AmerisourceBergen Corporation	220	19,558
Cardinal Health, Inc.	100	5,483
Civitas Solutions, Inc. (a)	680	9,439
McKesson Corporation	140	17,430
		98,235
Health Care Technology - 2.1%
Castlight Health, Inc. - Class B (a)	5,882	15,352
Cerner Corporation (a)	100	5,791
HealthStream, Inc.	1,286	31,687
NextGen Healthcare, Inc. (a)	300	5,265
		58,095
Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories, Inc. - Class A (a)	30	8,234
Luminex Corporation	932	27,373
Medpace Holdings, Inc. (a)	450	27,859
		63,466
Pharmaceuticals - 5.3%
Akorn, Inc. (a)	2,300	15,778
Amphastar Pharmaceuticals, Inc. (a)	1,100	23,892
Aratana Therapeutics, Inc. (a)	3,400	22,100

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 25.7% (Continued)
Pharmaceuticals - 5.3% (Continued)
Bristol-Myers Squibb Company	100	$5,346
Innoviva, Inc. (a)	1,200	21,912
Intersect ENT, Inc. (a)	100	3,001
Lannett Company, Inc. (a)	2,400	14,160
Merck & Company, Inc.	250	19,835
OptimizeRx Corporation (a)	291	4,717
Supernus Pharmaceuticals, Inc. (a)	350	16,597
		147,338
Industrials - 20.3%
Aerospace & Defense - 1.2%
Ducommun, Inc. (a)	200	7,846
Moog, Inc. - Class A	50	4,373
Wesco Aircraft Holdings, Inc. (a)	2,300	21,896
		34,115
Airlines - 0.5%
United Continental Holdings, Inc. (a)	140	13,538

Building Products - 1.7%
Builders FirstSource, Inc. (a)	2,000	27,060
Universal Forest Products, Inc.	700	19,362
		46,422
Commercial Services & Supplies - 4.4%
ARC Document Solutions, Inc. (a)	6,543	15,769
Brady Corporation - Class A	537	23,392
CECO Environmental Corporation (a)	200	1,662
Clean Harbors, Inc. (a)	150	9,679
Herman Miller, Inc.	400	13,544
Kimball International, Inc. - Class B	2,051	31,298
Pitney Bowes, Inc.	200	1,688
R.R. Donnelley & Sons Company	3,270	20,699
Steelcase, Inc. - Class A	400	6,480
		124,211
Construction & Engineering - 0.4%
Great Lakes Dredge & Dock Corporation (a)	1,500	11,115

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 20.3% (Continued)
Electrical Equipment - 1.5%
Allied Motion Technologies, Inc.	350	$16,559
Preformed Line Products Company	325	20,852
Vicor Corporation (a)	100	3,580
		40,991
Machinery - 6.4%
AGCO Corporation	750	44,760
Allison Transmission Holdings, Inc.	400	18,844
Caterpillar, Inc.	160	21,707
Commercial Vehicle Group, Inc. (a)	5,307	37,043
Global Brass & Copper Holdings, Inc.	150	4,855
Hurco Companies, Inc.	584	22,315
Milacron Holdings Corporation (a)	300	4,275
Miller Industries, Inc.	800	22,448
SPX FLOW, Inc. (a)	100	3,753
		180,000
Professional Services - 1.9%
Heidrick & Struggles International, Inc.	927	33,984
Insperity, Inc.	20	2,001
Robert Half International, Inc.	250	15,457
TrueBlue, Inc. (a)	100	2,525
		53,967
Road & Rail - 0.4%
PAM Transportation Services, Inc. (a)	208	10,745

Trading Companies & Distributors - 1.9%
BMC Stock Holdings, Inc. (a)	1,553	26,416
Systemax, Inc.	604	16,846
W.W. Grainger, Inc.	30	9,421
		52,683
Information Technology - 17.4%
Communications Equipment - 1.6%
Aerohive Networks, Inc. (a)	3,426	12,539
Calix, Inc. (a)	400	3,860
DASAN Zhone Solutions, Inc. (a)	21	273
Digi International, Inc. (a)	500	5,920
EchoStar Corporation - Class A (a)	450	18,828

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
Communications Equipment - 1.6% (Continued)
Infinera Corporation (a)	500	$2,155
		43,575
Electronic Equipment, Instruments & Components - 3.3%
Airgain, Inc. (a)	500	6,080
Bel Fuse, Inc. - Class B	700	15,757
Daktronics, Inc.	200	1,790
Fitbit, Inc. - Class A (a)	1,100	6,061
Jabil, Inc.	300	7,491
Tech Data Corporation (a)	450	40,478
Vishay Intertechnology, Inc.	100	2,085
Vishay Precision Group, Inc. (a)	300	10,179
Zebra Technologies Corporation - Class A (a)	20	3,596
		93,517
IT Services - 1.8%
Brightcove, Inc. (a)	1,704	12,234
Endurance International Group Holdings, Inc. (a)	200	1,660
EVERTEC, Inc.	115	3,143
Limelight Networks, Inc. (a)	800	2,632
Sykes Enterprises, Inc. (a)	1,090	30,106
		49,775
Semiconductors & Semiconductor Equipment - 5.8%
Amkor Technology, Inc. (a)	1,300	8,905
Aquantia Corporation (a)	2,566	25,019
Cirrus Logic, Inc. (a)	957	35,830
DSP Group, Inc. (a)	279	3,423
Intel Corporation	50	2,466
Mellanox Technologies Ltd. (a)	100	9,283
Photronics, Inc. (a)	5,146	49,916
Pixelworks, Inc. (a)	3,300	12,837
Veeco Instruments, Inc. (a)	1,591	13,937
		161,616
Software - 3.8%
A10 Networks, Inc. (a)	4,415	27,814
Agilysys, Inc. (a)	1,217	20,068
Cadence Design Systems, Inc. (a)	300	13,512
ChannelAdvisor Corporation (a)	200	2,150

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
Software - 3.8% (Continued)
eGain Corporation (a)	1,525	$11,331
Glu Mobile, Inc. (a)	600	4,446
Nuance Communications, Inc. (a)	300	4,797
OneSpan, Inc. (a)	400	6,788
QAD, Inc. - Class A	150	6,365
TiVo Corporation	1,039	10,286
		107,557
Technology Hardware, Storage & Peripherals - 1.1%
Electronics For Imaging, Inc. (a)	300	8,304
Hewlett Packard Enterprise Company	500	7,500
Stratasys Ltd. (a)	700	14,973
		30,777
Materials - 6.5%
Chemicals - 2.5%
Cabot Corporation	450	22,140
Huntsman Corporation	100	2,022
Mosaic Company (The)	200	7,200
Tredegar Corporation	1,249	20,808
Trinseo S.A.	350	17,686
Valhi, Inc.	1	2
		69,858
Metals & Mining - 2.6%
Nucor Corporation	750	45,307
Schnitzer Steel Industries, Inc. - Class A	200	5,602
Steel Dynamics, Inc.	300	10,560
SunCoke Energy, Inc. (a)	100	976
United States Steel Corporation	400	9,224
		71,669

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Materials - 6.5% (Continued)
Paper & Forest Products - 1.4%
Louisiana-Pacific Corporation	1,300	$29,718
Verso Corporation - Class A (a)	400	10,088
		39,806

Total Investments at Value - 96.5% (Cost $2,510,391)		$2,695,183

Other Assets in Excess of Liabilities - 3.5%		97,432

Net Assets - 100.0%		$2,792,615

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Communication Services - 5.9%
Entertainment - 2.1%
Viacom, Inc. - Class B	750	$23,145

Media - 0.2%
AMC Networks, Inc. - Class A (a)	40	2,394

Wireless Telecommunication Services - 3.6%
Telephone & Data Systems, Inc.	250	8,933
United States Cellular Corporation (a)	540	30,164
		39,097
Consumer Discretionary - 8.6%
Auto Components - 0.3%
BorgWarner, Inc.	80	3,166

Automobiles - 0.4%
Ford Motor Company	500	4,705

Hotels, Restaurants & Leisure - 1.6%
Norwegian Cruise Line Holdings Ltd. (a)	300	15,396
Wendy's Company (The)	100	1,793
		17,189
Household Durables - 2.1%
NVR, Inc. (a)	2	4,900
PulteGroup, Inc.	700	18,564
		23,464
Multi-Line Retail - 2.0%
Kohl's Corporation	200	13,434
Macy's, Inc.	150	5,133
Nordstrom, Inc.	60	3,172
		21,739
Textiles, Apparel & Luxury Goods - 2.2%
Columbia Sportswear Company	20	1,827
Ralph Lauren Corporation	140	15,596
Skechers U.S.A., Inc. - Class A (a)	250	6,750
		24,173

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Consumer Staples - 7.5%
Beverages - 2.5%
Molson Coors Brewing Company - Class B	20	$1,315
PepsiCo, Inc.	210	25,608
		26,923
Food Products - 5.0%
Archer-Daniels-Midland Company	480	22,090
Bunge Ltd.	120	6,848
Ingredion, Inc.	70	7,312
J.M. Smucker Company (The)	100	10,451
Seaboard Corporation	2	7,444
Tyson Foods, Inc. - Class A	20	1,179
		55,324
Energy - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
ConocoPhillips	80	5,294
Devon Energy Corporation	150	4,055
Hess Corporation	101	5,443
HollyFrontier Corporation	100	6,247
Marathon Oil Corporation	450	7,511
Murphy Oil Corporation	500	15,950
PBF Energy, Inc. - Class A	80	3,094
		47,594
Financials - 10.5%
Banks - 5.6%
BOK Financial Corporation	40	3,372
Citizens Financial Group, Inc.	100	3,636
Comerica, Inc.	60	4,751
Commerce Bancshares, Inc.	63	3,970
East West Bancorp, Inc.	120	6,443
Fifth Third Bancorp	50	1,396
First Horizon National Corporation	100	1,649
First Republic Bank	30	2,974
Huntington Bancshares, Inc.	200	2,918
KeyCorp	350	6,419
M&T Bank Corporation	10	1,690
PacWest Bancorp	40	1,610
Popular, Inc.	40	2,256

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Banks - 5.6% (Continued)
Regions Financial Corporation	400	$6,580
SunTrust Banks, Inc.	120	7,523
SVB Financial Group (a)	10	2,548
Western Alliance Bancorporation (a)	40	1,875
		61,610
Capital Markets - 0.9%
Invesco Ltd.	250	5,087
Northern Trust Corporation	20	1,985
Raymond James Financial, Inc.	40	3,189
		10,261
Consumer Financial Services - 0.3%
Discover Financial Services	40	2,852

Diversified Financial Services - 0.2%
Voya Financial, Inc.	40	1,798

Insurance - 3.5%
Aflac, Inc.	40	1,830
American Financial Group, Inc.	10	1,024
Assurant, Inc.	40	3,890
Berkley (W.R.) Corporation	40	3,151
Brighthouse Financial, Inc. (a)	160	6,442
Cincinnati Financial Corporation	40	3,269
First American Financial Corporation	60	2,900
Lincoln National Corporation	80	5,037
Markel Corporation (a)	3	3,432
Old Republic International Corporation	100	2,255
Torchmark Corporation	20	1,728
Unum Group	100	3,591
		38,549
Health Care - 12.3%
Biotechnology - 0.2%
Regeneron Pharmaceuticals, Inc. (a)	5	1,828

Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	180	12,339

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 12.3% (Continued)
Health Care Equipment & Supplies - 2.6% (Continued)
DexCom, Inc. (a)	40	$5,184
Hill-Rom Holdings, Inc.	100	9,696
Hologic, Inc. (a)	40	1,776
		28,995
Health Care Providers & Services - 4.9%
Amedysis, Inc. (a)	30	4,087
AmerisourceBergen Corporation	110	9,779
Cardinal Health, Inc.	220	12,063
McKesson Corporation	140	17,430
Molina Healthcare, Inc. (a)	79	11,037
		54,396
Health Care Technology - 0.9%
Cerner Corporation (a)	180	10,424

Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	180	13,023
Bio-Rad Laboratories, Inc. - Class A (a)	35	9,606
		22,629
Pharmaceuticals - 1.6%
Merck & Company, Inc.	220	17,455

Industrials - 15.7%
Aerospace & Defense - 2.9%
Arconic, Inc.	700	15,036
Spirit AeroSystems Holdings, Inc. - Class A	200	16,376
		31,412
Airlines - 4.1%
JetBlue Airways Corporation (a)	550	10,736
Southwest Airlines Company	60	3,276
United Continental Holdings, Inc. (a)	320	30,944
		44,956
Machinery - 6.8%
AGCO Corporation	360	21,485
Allison Transmission Holdings, Inc.	460	21,671
Caterpillar, Inc.	100	13,567
Cummins, Inc.	66	9,970

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Industrials - 15.7% (Continued)
Machinery - 6.8% (Continued)
Oshkosh Corporation	120	$8,559
		75,252
Professional Services - 1.6%
ManpowerGroup, Inc.	80	6,495
Robert Half International, Inc.	180	11,129
		17,624
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	80	3,192

Information Technology - 13.5%
Communications Equipment - 1.3%
EchoStar Corporation - Class A (a)	340	14,226

Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics, Inc. (a)	40	3,079
Avnet, Inc.	141	6,178
Jabil, Inc.	800	19,976
Zebra Technologies Corporation - Class A (a)	50	8,990
		38,223
IT Services - 1.2%
Akamai Technologies, Inc. (a)	120	8,250
Western Union Company (The)	250	4,683
		12,933
Semiconductors & Semiconductor Equipment - 2.5%
Intel Corporation	120	5,917
Mellanox Technologies Ltd. (a)	170	15,781
ON Semiconductor Corporation (a)	300	5,754
		27,452
Software - 2.2%
Cadence Design Systems, Inc. (a)	300	13,512
Nuance Communications, Inc. (a)	700	11,193
		24,705
Technology Hardware, Storage & Peripherals - 2.8%
Hewlett Packard Enterprise Company	1,100	16,500
Xerox Corporation	550	14,806
		31,306

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Materials - 8.9%
Chemicals - 2.5%
Chemours Company (The)	300	$8,544
Huntsman Corporation	490	9,908
PPG Industries, Inc.	80	8,746
		27,198
Containers & Packaging - 1.5%
Avery Dennison Corporation	60	5,784
International Paper Company	240	11,086
		16,870
Metals & Mining - 4.5%
Freeport-McMoRan, Inc.	900	10,746
Nucor Corporation	440	26,580
Steel Dynamics, Inc.	300	10,560
United States Steel Corporation	50	1,153
		49,039
Paper & Forest Products - 0.4%
Louisiana-Pacific Corporation	200	4,572

Real Estate - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Alexandria Real Estate Equities, Inc.	10	1,245
Boston Properties, Inc.	20	2,624
Brixmor Property Group, Inc.	100	1,650
CyrusOne, Inc.	40	2,243
Digital Realty Trust, Inc.	90	10,354
Gaming and Leisure Properties, Inc.	300	10,329
Highwoods Properties, Inc.	40	1,735
Host Hotels & Resorts, Inc.	150	2,850
Iron Mountain, Inc.	100	3,397
Kimco Realty Corporation	200	3,270
Medical Properties Trust, Inc.	300	5,181
Omega Healthcare Investors, Inc.	50	1,897
Park Hotels & Resorts, Inc.	200	6,164
Prologis, Inc.	122	8,216
Realty Income Corporation	60	3,845
Ventas, Inc.	20	1,270
VICI Properties, Inc.	100	2,177

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Real Estate - 6.7% (Continued)
Equity Real Estate Investment Trusts (REITs) - 6.7% (Continued)
Weyerhaeuser Company	220	$5,810
		74,257
Utilities - 0.3%
Multi-Utilities - 0.3%
CMS Energy Corporation	60	3,126

Total Common Stocks (Cost $967,343)		$1,036,053

RIGHTS - 0.0% (b)	Shares	Value
Media General, Inc. - CVR (a)(c) (Cost $0)	120	$6

Total Investments at Value - 94.2% (Cost $967,343)		$1,036,059

Other Assets in Excess of Liabilities - 5.8%		63,708

Net Assets - 100.0%		$1,099,767

CVR - Contingent Value Right.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $6 as of November 30, 2018, representing 0.0% (b) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communication Services - 5.1%
Entertainment - 1.7%
Viacom, Inc. - Class B	600	$18,516

Media - 0.8%
Discovery, Inc. - Series A (a)	300	9,216

Wireless Telecommunication Services - 2.6%
Telephone & Data Systems, Inc.	200	7,146
United States Cellular Corporation (a)	380	21,227
		28,373
Consumer Discretionary - 13.4%
Auto Components - 0.8%
Gentex Corporation	400	9,008

Hotels, Restaurants & Leisure - 3.0%
Chipotle Mexican Grill, Inc. (a)	2	946
Darden Restaurants, Inc.	20	2,211
Norwegian Cruise Line Holdings Ltd. (a)	380	19,502
Wendy's Company (The)	600	10,758
		33,417
Household Durables - 2.4%
NVR, Inc. (a)	3	7,350
PulteGroup, Inc.	700	18,564
		25,914
Internet & Direct Marketing Retail - 0.6%
Etsy, Inc. (a)	80	4,323
Expedia Group, Inc.	20	2,416
		6,739
Multi-Line Retail - 3.3%
Dollar General Corporation	100	11,099
Kohl's Corporation	180	12,091
Macy's, Inc.	100	3,422
Nordstrom, Inc.	180	9,516
		36,128

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Consumer Discretionary - 13.4% (Continued)
Specialty Retail - 0.5%
Ross Stores, Inc.	60	$5,256

Textiles, Apparel & Luxury Goods - 2.8%
Columbia Sportswear Company	120	10,960
Ralph Lauren Corporation	140	15,596
Skechers U.S.A., Inc. - Class A (a)	150	4,050
		30,606
Consumer Staples - 3.7%
Beverages - 0.9%
Molson Coors Brewing Company - Class B	140	9,208

Food Products - 2.8%
Archer-Daniels-Midland Company	240	11,045
Bunge Ltd.	80	4,565
Ingredion, Inc.	40	4,178
Seaboard Corporation	3	11,166
		30,954
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Hess Corporation	100	5,389
HollyFrontier Corporation	70	4,373
Murphy Oil Corporation	300	9,570
		19,332
Financials - 0.3%
Capital Markets - 0.3%
Raymond James Financial, Inc.	40	3,189

Health Care - 15.3%
Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc. (a)	40	3,841
Incyte Corporation (a)	120	7,710
Ionis Pharmaceuticals, Inc. (a)	20	1,166
Seattle Genetics, Inc. (a)	60	3,755
United Therapeutics Corporation (a)	90	10,629
		27,101

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Health Care - 15.3% (Continued)
Health Care Equipment & Supplies - 3.7%
DexCom, Inc. (a)	100	$12,959
Edwards Lifesciences Corporation (a)	10	1,620
Globus Medical, Inc. - Class A (a)	60	2,897
Hill-Rom Holdings, Inc.	150	14,544
Masimo Corporation (a)	40	4,417
Zimmer Biomet Holdings, Inc.	40	4,681
		41,118
Health Care Providers & Services - 6.3%
Amedysis, Inc. (a)	70	9,538
AmerisourceBergen Corporation	160	14,224
Cardinal Health, Inc.	300	16,449
McKesson Corporation	180	22,410
Molina Healthcare, Inc. (a)	26	3,632
WellCare Health Plans, Inc. (a)	10	2,549
		68,802
Health Care Technology - 0.3%
Cerner Corporation (a)	60	3,475

Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	100	7,235
Bio-Rad Laboratories, Inc. - Class A (a)	35	9,606
Bruker Corporation	140	4,640
Charles River Laboratories International, Inc. (a)	25	3,371
		24,852
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Company	40	2,138

Industrials - 18.7%
Aerospace & Defense - 3.1%
Arconic, Inc.	600	12,888
Spirit AeroSystems Holdings, Inc. - Class A	220	18,014
Textron, Inc.	60	3,368
		34,270
Airlines - 3.3%
Southwest Airlines Company	200	10,922

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Industrials - 18.7% (Continued)
Airlines - 3.3% (Continued)
United Continental Holdings, Inc. (a)	260	$25,142
		36,064
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	40	2,581

Machinery - 7.5%
AGCO Corporation	400	23,872
Allison Transmission Holdings, Inc.	520	24,497
Cummins, Inc.	140	21,149
Oshkosh Corporation	180	12,839
		82,357
Professional Services - 2.5%
Insperity, Inc.	10	1,001
ManpowerGroup, Inc.	140	11,365
Robert Half International, Inc.	240	14,839
		27,205
Road & Rail - 0.8%
Old Dominion Freight Line, Inc.	60	8,204

Trading Companies & Distributors - 1.3%
HD Supply Holdings, Inc. (a)	80	3,192
United Rentals, Inc. (a)	40	4,685
W.W. Grainger, Inc.	20	6,281
		14,158
Information Technology - 29.4%
Communications Equipment - 3.4%
ARRIS International plc (a)	100	3,090
EchoStar Corporation - Class A (a)	480	20,083
F5 Networks, Inc. (a)	80	13,758
		36,931
Electronic Equipment, Instruments & Components - 5.8%
Arrow Electronics, Inc. (a)	60	4,618
Avnet, Inc.	59	2,585
CDW Corporation	20	1,854
Dolby Laboratories, Inc. - Class A	160	11,264
Jabil, Inc.	800	19,976

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Information Technology - 29.4% (Continued)
Electronic Equipment, Instruments & Components - 5.8% (Continued)
National Instruments Corporation	200	$9,792
Zebra Technologies Corporation - Class A (a)	75	13,485
		63,574
IT Services - 4.4%
Akamai Technologies, Inc. (a)	140	9,625
Booz Allen Hamilton Holding Corporation	180	9,236
EPAM Systems, Inc. (a)	10	1,303
Fiserv, Inc. (a)	20	1,583
Sabre Corporation	350	8,949
Western Union Company (The)	800	14,984
WEX, Inc. (a)	20	3,099
		48,779
Semiconductors & Semiconductor Equipment - 5.2%
Lam Research Corporation (a)	35	5,494
Mellanox Technologies Ltd. (a)	220	20,423
ON Semiconductor Corporation (a)	1,100	21,098
Teradyne, Inc.	180	6,424
Xilinx, Inc.	40	3,699
		57,138
Software - 6.2%
Cadence Design Systems, Inc. (a)	660	29,726
Nuance Communications, Inc. (a)	1,300	20,787
Synopsys, Inc. (a)	130	11,952
Tableau Software, Inc. - Class A (a)	40	4,986
		67,451
Technology Hardware, Storage & Peripherals - 4.4%
Hewlett Packard Enterprise Company	1,150	17,250
NetApp, Inc. (a)	120	8,024
Xerox Corporation	850	22,882
		48,156
Materials - 8.1%
Chemicals - 1.6%
Huntsman Corporation	240	4,853
Mosaic Company (The)	180	6,480

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Materials - 8.1% (Continued)
Chemicals - 1.6% (Continued)
PPG Industries, Inc.	50	$5,466
		16,799
Containers & Packaging - 1.3%
Avery Dennison Corporation	50	4,820
International Paper Company	200	9,238
		14,058
Metals & Mining - 4.6%
Alcoa Corporation (a)	300	9,543
Nucor Corporation	420	25,372
Steel Dynamics, Inc.	280	9,856
United States Steel Corporation	250	5,765
		50,536
Paper & Forest Products - 0.6%
Louisiana-Pacific Corporation	300	6,858

Total Investments at Value - 95.8% (Cost $974,686)		$1,048,461

Other Assets in Excess of Liabilities - 4.2%		45,460

Net Assets - 100.0%		$1,093,921

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

November 30, 2018 (Unaudited)

1. Securities Valuation

Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Updated No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal year beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs
•	Level 3 –	significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2018:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,825,812	$-	$-	$2,825,812
Rights	-	-	5	5
Total	$2,825,812	$-	$5	$2,825,817

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,695,183	$-	$-	$2,695,183

Alambic Mid Cap Value Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,036,053	$-	$-	$1,036,053
Rights	-	-	6	6
Total	$1,036,053	$-	$6	$1,036,059

Alambic Mid Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,048,461	$-	$-	$1,048,461

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. There were no Level 3 securities held by Alambic Small Cap Growth Plus Fund and Alambic Mid Cap Growth Plus Fund as of November 30, 2018.

The following is a reconciliation of Level 3 securities of Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund for which significant unobservable inputs were used to determine fair value between August 31, 2018 and November 30, 2018.

	Alambic Small	Alambic Mid
	Cap Value Plus	Cap Value Plus
	Fund	Fund

Balance as of August 31, 2018	$5	$6
Balance as of November 30, 2018	$5	$6

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following table summarizes the valuation techniques used and observable inputs developed by the Board to determine the fair value of the Level 3 investments:

Alambic Small Cap Value Plus Fund
	Fair Value at 11/30/2018	Valuation Technique	Unobservable Input	Value/Range	Impact to Valuation from an Increase to Input**
Rights	$5	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

Alambic Mid Cap Value Plus Fund
	Fair Value at 11/30/2018	Valuation Technique	Unobservable Input	Value/Range	Impact to Valuation from an Increase to Input**
Rights	$6	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

**	This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2018:

	Alambic Small Cap	Alambic Small Cap
	Value Plus Fund	Growth Plus Fund
Tax cost of portfolio investments	$2,716,612	$2,511,312
Gross unrealized appreciation	$208,683	$253,723
Gross unrealized depreciation	(99,478)	(69,852)
Net unrealized appreciation	$109,205	$183,871

	Alambic Mid Cap	Alambic Mid Cap
	Value Plus Fund	Growth Plus Fund
Tax cost of portfolio investments	$967,352	$974,722
Gross unrealized appreciation	$84,220	$86,579
Gross unrealized depreciation	(15,513)	(12,840)
Net unrealized appreciation	$68,707	$73,739

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As November 30, 2018, Alambic Small Cap Growth Plus Fund had 25.7% of the value of its net assets invested in stocks within the Health Care sector and Alambic Mid Cap Growth Plus Fund had 29.4% of the value of its net assets invested in stocks within the Information Technology sector.

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Communication Services - 2.4%
Media - 2.4%
Publicis Groupe S.A. (a)	25,350	$1,505,780

Consumer Discretionary - 6.6%
Household Durables - 2.2%
Leggett & Platt, Inc.	35,600	1,379,144

Leisure Products - 2.1%
Hasbro, Inc.	13,900	1,264,900

Textiles, Apparel & Luxury Goods - 2.3%
LVMH Moet Hennessy Louis Vuitton SE (a)	4,980	1,425,483

Consumer Staples - 18.3%
Beverages - 5.1%
Anheuser-Busch InBev S.A./N.V. - ADR	21,000	1,614,270
Diageo plc - ADR	10,897	1,572,982
		3,187,252
Food Products - 5.4%
Danone S.A. (a)	24,380	1,820,374
Nestlé S.A. - ADR	18,115	1,543,760
		3,364,134
Household Products - 4.8%
Clorox Company (The)	8,200	1,358,084
Procter & Gamble Company (The)	16,750	1,583,042
		2,941,126
Personal Products - 3.0%
Unilever plc - ADR	34,540	1,875,177

Energy - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
BP plc - ADR	41,700	1,682,595
ONEOK, Inc.	20,460	1,256,858
Royal Dutch Shell plc - Class B - ADR	27,240	1,689,697
		4,629,150

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Financials - 12.7%
Banks - 10.2%
BB&T Corporation	33,450	$1,709,295
ING Groep N.V. - ADR	111,500	1,346,920
PNC Financial Services Group, Inc. (The)	11,400	1,547,892
SunTrust Banks, Inc.	27,500	1,723,975
		6,328,082
Insurance - 2.5%
Allianz SE (a)	7,240	1,535,280

Health Care - 12.4%
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	20,000	1,481,000

Pharmaceuticals - 10.0%
Johnson & Johnson	14,625	2,148,413
Novartis AG - ADR	23,470	2,148,209
Sanofi - ADR	42,115	1,909,915
		6,206,537
Industrials - 9.9%
Aerospace & Defense - 3.2%
United Technologies Corporation	16,400	1,998,176

Air Freight & Logistics - 2.8%
Deutsche Post AG (a)	54,600	1,745,206

Electrical Equipment - 2.0%
Eaton Corporation plc	16,139	1,241,735

Machinery - 1.9%
Cummins, Inc.	7,780	1,175,247

Information Technology - 15.3%
Communications Equipment - 3.4%
Cisco Systems, Inc.	43,500	2,082,345

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Information Technology - 15.3% (Continued)
Electronic Equipment, Instruments & Components - 3.0%
Corning, Inc.	57,600	$1,855,872

Semiconductors & Semiconductor Equipment - 5.1%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	36,650	1,377,673
Texas Instruments, Inc.	17,555	1,752,867
		3,130,540
Software - 3.8%
Microsoft Corporation	21,505	2,384,690

Materials - 5.8%
Chemicals - 2.7%
DowDuPont, Inc.	29,040	1,679,964

Containers & Packaging - 3.1%
International Paper Company	41,300	1,907,647

Real Estate - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.9%
CoreSite Realty Corporation	17,700	1,725,042
Crown Castle International Corporation	16,565	1,903,318
		3,628,360

Total Common Stocks (Cost $53,569,827)		$59,952,827

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.3%	Shares	Value
First American Government Obligations Fund - Class Z, 2.08% (b) (Cost $3,266,835)	3,266,835	$3,266,835

Total Investments at Value - 102.1% (Cost $56,836,662)		$63,219,662

Liabilities in Excess of Other Assets - (2.1%)		(1,296,704)

Net Assets - 100.0%		$61,922,958

ADR  - American Depositary Receipt.

(a)	Level 2 security (Note 1).

(b)	The rate shown is the 7-day effective yield as of November 30, 2018.

See accompanying notes to Schedules of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

November 30, 2018 (Unaudited)

Country	Value	% of Net Assets
United States	$33,917,771	54 .8%
United Kingdom	6,820,451	11 .0%
France	6,661,552	10 .7%
Switzerland	3,691,969	6 .0%
Germany	3,280,486	5 .3%
Belgium	1,614,270	2 .6%
Taiwan Province of China	1,377,673	2 .2%
Netherlands	1,346,920	2 .2%
Ireland	1,241,735	2 .0%
	$59,952,827	96 .8%

See accompanying notes to Schedules of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Net Unrealized Appreciation
BNY Mellon	12/12/2018	EUR	2,900,000	USD	3,335,000	$48,834

EUR - Euro

USD - U.S. Dollar

The average net monthly notional value of forward foreign currency contracts for the three months ended November 30, 2018 was $3,592,627.

See accompanying notes to Schedules of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULES OF INVESTMENTS

November 30, 2018 (Unaudited)

1. Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$51,920,704	$8,032,123	$-	$59,952,827
Money Market Funds	3,266,835	-	-	3,266,835
Total	$55,187,539	$8,032,123	$-	$63,219,662

Other Financial Instruments:
Forward Foreign Currency Contracts	$-	$48,834	$-	$48,834
Total	$-	$48,834	$-	$48,834

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2018.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2018:

Tax cost of portfolio investments	$56,844,765

Gross unrealized appreciation	$8,151,928
Gross unrealized depreciation	(1,777,031)

Net unrealized appreciation	$6,374,897

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Communication Services - 10.5%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	7,700	$464,310

Entertainment - 3.0%
Walt Disney Company (The)	4,500	519,705

Interactive Media & Services - 4.9%
Alphabet, Inc. - Class C (a)	435	476,077
Facebook, Inc. - Class A (a)	2,800	393,708
		869,785
Consumer Discretionary - 16.0%
Hotels, Restaurants & Leisure - 4.9%
Royal Caribbean Cruises Ltd.	4,335	490,159
Starbucks Corporation	5,700	380,304
		870,463
Household Durables - 1.1%
Lennar Corporation - Class A	4,400	188,012

Internet & Direct Marketing Retail - 1.1%
eBay, Inc. (a)	6,600	197,010

Multi-Line Retail - 2.5%
Dollar General Corporation	4,000	443,960

Specialty Retail - 4.5%
AutoZone, Inc. (a)	445	360,036
CarMax, Inc. (a)	3,175	209,772
Home Depot, Inc. (The)	1,275	229,908
		799,716
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. - Class B	4,500	338,040

Consumer Staples - 3.9%
Beverages - 1.6%
Molson Coors Brewing Company - Class B	1,000	65,770

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Consumer Staples - 3.9% (Continued)
Beverages - 1.6% (Continued)
PepsiCo, Inc.	1,850	$225,589
		291,359
Food Products - 1.2%
J.M. Smucker Company (The)	1,500	156,765
Kraft Heinz Company (The)	1,200	61,344
		218,109
Personal Products - 1.1%
Estée Lauder Companies, Inc. (The) - Class A	1,300	185,458

Energy - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
ConocoPhillips	6,900	456,642
Enbridge, Inc.	6,306	206,395
Exxon Mobil Corporation	4,350	345,825
Williams Companies, Inc. (The)	12,600	319,032
		1,327,894
Financials - 14.5%
Banks - 8.2%
Bank of America Corporation	15,800	448,720
BB&T Corporation	4,300	219,730
JPMorgan Chase & Company	4,450	494,796
SunTrust Banks, Inc.	4,550	285,239
		1,448,485
Capital Markets - 4.3%
Bank of New York Mellon Corporation (The)	4,400	225,764
Goldman Sachs Group, Inc. (The)	1,200	228,828
Morgan Stanley	7,000	310,730
		765,322
Insurance - 2.0%
Marsh & McLennan Companies, Inc.	3,900	345,930

Health Care - 13.9%
Biotechnology - 1.4%
Celgene Corporation (a)	3,300	238,326

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Health Care - 13.9% (Continued)
Health Care Equipment & Supplies - 3.4%
Danaher Corporation	3,400	$372,436
Medtronic plc	2,400	234,072
		606,508
Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	1,350	379,836

Life Sciences Tools & Services - 3.3%
PerkinElmer, Inc.	3,350	291,651
Thermo Fisher Scientific, Inc.	1,200	299,460
		591,111
Pharmaceuticals - 3.6%
Eli Lilly & Company	2,300	272,872
Pfizer, Inc.	8,000	369,840
		642,712
Industrials - 10.5%
Aerospace & Defense - 1.0%
Harris Corporation	1,250	178,688

Air Freight & Logistics - 2.3%
FedEx Corporation	1,800	412,200

Building Products - 0.9%
Masco Corporation	4,750	150,527

Machinery - 3.0%
Lincoln Electric Holdings, Inc.	3,850	330,907
Oshkosh Corporation	2,750	196,158
		527,065
Road & Rail - 3.3%
CSX Corporation	8,100	588,303

Information Technology - 8.4%
IT Services - 1.9%
Visa, Inc. - Class A	2,400	340,104

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Information Technology - 8.4% (Continued)
Software - 5.0%
Adobe, Inc. (a)	1,600	$401,424
Microsoft Corporation	4,400	487,916
		889,340
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	1,470	262,513

Materials - 3.7%
Chemicals - 3.7%
DowDuPont, Inc.	2,850	164,872
LyondellBasell Industries N.V. - Class A	2,475	230,942
Sherwin-Williams Company (The)	595	252,322
		648,136
Utilities - 2.3%
Electric Utilities - 1.3%
Duke Energy Corporation	2,500	221,425

Independent Power and Renewable Electricity Producers - 1.0%
AES Corporation	12,000	185,880

Total Investments at Value - 91.2% (Cost $13,302,590)		$16,136,232

Other Assets in Excess of Liabilities - 8.8%		1,563,071

Net Assets - 100.0%		$17,699,303

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

1.	Securities Valuation

HVIA Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$16,136,232	-	-	$16,136,232

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2018, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2018:

Tax cost of portfolio investments	$13,302,590

Gross unrealized appreciation	$3,357,665
Gross unrealized depreciation	(524,023)

Net unrealized appreciation	$2,833,642

LADDER SELECT BOND FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

MORTGAGE-BACKED SECURITIES - 93.3%	Coupon	Maturity	Par Value	Value
Commercial - 93.3%
AREIT CRE Trust, Series 2018-CRE2, Class B, 144A (1MO LIBOR + 140) (a)	3.682%	11/14/35	$750,000	$749,998
Colony American Finance Ltd., Series 2016-1, Class C, 144A	4.638%	06/15/48	150,000	150,537
Commercial Mortgage Asset Trust, IO, Series 1999-C2, Class X (a)	2.306%	11/17/32	275,822	171
Commercial Mortgage Trust, Series 2014-TWC, Class B, 144A (1MO LIBOR + 160) (a)	3.915%	02/13/32	1,000,000	1,000,000
Commercial Mortgage Trust, Series 2012-LC4, Class AM	4.063%	12/10/44	550,000	555,815
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	212,000	208,064
Commercial Mortgage Trust, Series 2013-LC6, Class B	3.739%	01/10/46	50,000	49,648
Commercial Mortgage Trust, Series 2013-LC13, Class AM, 144A	4.557%	08/10/46	346,000	356,996
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, 144A (a)	3.684%	05/10/48	1,040,000	1,040,000
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A (a)	3.684%	05/10/48	1,531,000	1,519,262
Goldman Sachs Mortgage Securities Trust, Series 2018-HART, Class C, 144A (1MO LIBOR + 170) (a)	3.965%	10/15/31	500,000	499,999
Goldman Sachs Mortgage Securities Trust, IO, Series 2005-ROCK, Class X1, 144A (a)	0.207%	05/03/32	14,016,000	221,236
Goldman Sachs Mortgage Securities Trust, IO, Series 2018-FBLU, Class XCP (a)	0.160%	11/15/35	98,481,000	148,618
Home Partners of America Trust, Series 2017-1, Class B, 144A (1MO LIBOR + 135) (a)	3.652%	07/17/34	300,000	299,999
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL, 144A (1MO LIBOR + 158) (a)	4.109%	08/05/34	1,350,000	1,351,124

LADDER SELECT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 93.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 93.3% (Continued)
JPMorgan Chase Commercial Mortgage Securities, Series 2018-WPT, lass DFL, 144A (a)	4.864%	07/05/23	$790,000	$789,009
Ladder Capital Commercial Mortgage Securities, LLC, Series 2014-PKMD, Class MRC, 144A (a)	2.857%	11/14/27	22,000	21,789
LoanCore Capital Credit Advisor, LLC, Series 2018-CRE1, Class A, 144A (1MO LIBOR + 113) (a)	3.436%	05/15/28	500,000	498,908
Marathon CRE Issuer Ltd., Series 2018-FL1, Class A, 144A (1MO LIBOR + 115) (a)	3.457%	06/15/28	500,000	499,219
Morgan Stanley Capital Group Trust, Series 2016-SNR, Class A, 144A (a)	3.348%	11/15/34	490,021	476,471
Morgan Stanley Capital I Trust, IO, Series 2014-CPT, Class XA, 144A (a)	0.089%	07/13/29	35,000,000	101,318
Morgan Stanley Capital I Trust, IO, Series 2004-IQ8, Class X1, 144A (a)	0.759%	06/15/40	3,333,508	40,985
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class D, 144A (1MO LIBOR + 200) (a)	4.316%	11/11/34	432,791	431,427
VNO Mortgage Trust, Series 2013-PENN, Class B, 144A (a)	3.947%	12/13/29	500,000	502,092
VNO Mortgage Trust, Series 2013-PENN, Class D, 144A (a)	3.947%	12/13/29	200,000	199,259
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B	4.142%	10/15/45	606,000	611,637
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3FL, 144A (1MO LIBOR + 100) (a)	3.329%	06/15/49	2,500,000	2,508,347
WTC Depositor, LLC Trust, Series 2012-7WTC, Class B, 144A	5.965%	03/13/31	208,036	208,637
Total Mortgage-Backed Securities (Cost $15,157,932)				$15,040,565

LADDER SELECT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 4.5%	Coupon	Maturity	Par Value	Value
Financials - 4.5%
Starwood Property Trust, Inc., 144A (Cost $733,109)	3.625%	02/01/21	$750,000	$727,500

COMMON STOCKS - 1.6%	Shares	Value
Financials - 1.6%
Mortgage Real Estate Investment Trusts (REITs) - 1.6%
KKR Real Estate Finance Trust, Inc.	6,615	$128,992
New Residential Investment Corporation	7,628	131,202
Total Common Stocks (Cost $259,029)		$260,194

MONEY MARKET FUNDS - 0.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.10% (b) (Cost $13,532)	13,532	$13,532

Total Investments at Value - 99.5% (Cost $16,163,602)		$16,041,791

Other Assets in Excess of Liabilities - 0.5%		78,321

Net Assets - 100.0%		$16,120,112

144A -	This security was purchased in a transaction exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $14,194,112 as of November 30, 2018, representing 88.1% of net assets (Note 5).
LIBOR -	London interbank offered rate.
IO -	Interest only strip. Par value shown is the notional value, not a true par value.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of November 30, 2018.

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

November 30, 2018 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
Swap Futures
Primary Fixed Rate 5-Year USD Deliverable Interest Rate Swap Future	34	12/17/2018	$3,361,750	$(8,071)

Treasury Futures
2-Year U.S. Treasury Note Future	3	3/29/2019	633,000	(338)

Total Futures Contracts Sold Short			$3,994,750	$(8,409)

For the nine months ended November 30, 2018, the average notional amount of futures contracts sold short was ($3,935,677).

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2018 (Unaudited)

1. Securities and Futures Valuation

Ladder Select Bond Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day the NYSE is open. Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing mean price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted mean price. Investments in money market funds are valued at net asset value (“NAV”). When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 on the fair value hierarchy (see below).

Fixed income securities, including mortgage-backed securities and corporate bonds, are typically valued using evaluated bid prices provided by an independent pricing service approved by the Ultimus Managers Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations are reviewed by Ladder Capital Asset Management LLC (the “Adviser”), under the general supervision of the Board. The Fund values its futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updated No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to amortize to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying ASU 2017-08.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fixed income securities, including mortgage-backed securities and corporate bonds, held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage-Backed Securities	$-	$15,040,565	$-	$15,040,565
Corporate Bonds	-	727,500	-	727,500
Common Stocks	260,194	-	-	260,194
Money Market Funds	13,532	-	-	13,532
Total	$273,726	$15,768,065	$-	$16,041,791

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts Sold Short	$(8,409)	$-	$-	$(8,409)

As of November 30, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of November 30, 2018:

Tax cost of portfolio investments	$16,163,602
Gross unrealized appreciation	$31,828
Gross unrealized depreciation	(153,639)
Net unrealized depreciation on investments	$(121,811)

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s NAV may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of November 30, 2018, the Fund had 93.3% of the value of its net assets invested in CMBS.

5. Risks Associated with Privately Placed Securities

Privately placed securities are securities that rely on exemptions from registration under the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on the purchase and resale. These securities may be purchased under a variety of exemptions, including, but not limited to, Rule 144A. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. Under other exemptions, privately placed securities may be sold to other types of qualified buyers. An insufficient number of QIBs, or other qualified buyers, interested in purchasing privately placed securities at a particular time could adversely affect the marketability of securities and the Fund may be unable to dispose of the securities promptly or at a reasonable price. As of November 30, 2018, the Fund had 88.1% of the value of its net assets invested in privately placed securities.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS - 84.7%	Shares	Value
Consumer Discretionary - 30.0%
Diversified Consumer Services - 3.8%
Strategic Education, Inc.	7,267	$991,873

Hotels, Restaurants & Leisure - 10.5%
Chipotle Mexican Grill, Inc. (a)	3,457	1,635,887
Yum! Brands, Inc.	12,124	1,118,075
		2,753,962
Household Durables - 1.9%
NVR, Inc. (a)	207	507,150

Specialty Retail - 13.8%
AutoZone, Inc. (a)	1,864	1,508,107
O'Reilly Automotive, Inc. (a)	3,521	1,221,012
Ross Stores, Inc.	10,403	911,303
		3,640,422
Financials - 21.9%
Capital Markets - 14.3%
Goldman Sachs Group, Inc. (The)	6,189	1,180,180
Moody's Corporation	16,226	2,581,070
		3,761,250
Insurance - 7.6%
Arch Capital Group Ltd. (a)	69,809	1,997,934

Health Care - 1.0%
Life Sciences Tools & Services - 1.0%
Waters Corporation (a)	1,288	255,771

Industrials - 22.4%
Air Freight & Logistics - 4.7%
Expeditors International of Washington, Inc.	16,166	1,230,071

Machinery - 10.3%
Cummins, Inc.	7,790	1,176,757
Deere & Company	9,913	1,535,326
		2,712,083

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.7% (Continued)	Shares	Value
Industrials - 22.4% (Continued)
Road & Rail - 2.7%
Union Pacific Corporation	4,633	$712,462

Trading Companies & Distributors - 4.7%
Fastenal Company	21,096	1,250,149

Information Technology - 9.4%
IT Services - 9.4%
Mastercard, Inc. - Class A	6,300	1,266,741
Visa, Inc. - Class A	8,549	1,211,479
		2,478,220

Total Common Stocks (Cost $17,905,712)		$22,291,347

MONEY MARKET FUNDS - 15.3%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 2.09% (b)	2,315,883	$2,315,883
Vanguard Treasury Money Market Fund, 2.19% (b)	1,702,329	1,702,329
Total Money Market Funds (Cost $4,018,212)		$4,018,212

Total Investments at Value - 100.0% (Cost $21,923,924)		$26,309,559

Other Assets in Excess of Liabilities - 0.0% (c)		5,513

Net Assets - 100.0%		$26,315,072

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2018.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

1.	Securities Valuation

Marshfield Concentrated Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,291,347	$-	$-	$22,291,347
Money Market Funds	4,018,212	-	-	4,018,212
Total	$26,309,559	$-	$-	$26,309,559

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. As of November 30, 2018, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2018:

Tax cost of portfolio investments	$21,926,620

Gross unrealized appreciation	$4,835,650
Gross unrealized depreciation	(452,711)

Net unrealized appreciation	$4,382,939

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As November 30, 2018, the Fund had 30.0% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Communication Services - 8.4%
Entertainment - 1.9%
Electronic Arts, Inc. (a)	8,620	$724,683

Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A (a) (b)	1,360	1,509,124
Facebook, Inc. - Class A (a) (b)	6,850	963,179
		2,472,303
Consumer Discretionary - 20.2%
Hotels, Restaurants & Leisure - 6.8%
Chipotle Mexican Grill, Inc. (a)	2,870	1,358,113
Norwegian Cruise Line Holdings Ltd. (a)	23,964	1,229,832
		2,587,945
Household Durables - 3.1%
Mohawk Industries, Inc. (a)	9,200	1,178,152

Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a) (b)	935	1,580,309

Specialty Retail - 6.2%
Home Depot, Inc. (The)	6,354	1,145,753
Ross Stores, Inc.	13,700	1,200,120
		2,345,873
Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
EOG Resources, Inc.	11,030	1,139,509
Pioneer Natural Resources Company	5,460	806,715
		1,946,224
Financials - 16.6%
Banks - 9.1%
Bank of America Corporation (b)	42,110	1,195,924
Citigroup, Inc.	17,462	1,131,363
KeyCorp (b)	61,439	1,126,791
		3,454,078
Capital Markets - 2.3%
Goldman Sachs Group, Inc. (The) (b)	4,537	865,160

Insurance - 5.2%
American International Group, Inc.	16,375	708,219

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Financials - 16.6% (Continued)
Insurance - 5.2% (Continued)
Chubb Ltd.	9,570	$1,279,892
		1,988,111
Health Care - 6.8%
Biotechnology - 2.4%
Celgene Corporation (a) (b)	12,984	937,705

Health Care Equipment & Supplies - 4.4%
Edwards Lifesciences Corporation (a)	10,300	1,668,703

Industrials - 15.0%
Air Freight & Logistics - 6.2%
FedEx Corporation	5,480	1,254,920
United Parcel Service, Inc. - Class B (b)	9,710	1,119,466
		2,374,386
Airlines - 6.3%
Delta Air Lines, Inc. (b)	22,120	1,342,905
Southwest Airlines Company	19,505	1,065,168
		2,408,073
Construction & Engineering - 2.5%
Fluor Corporation	22,910	937,707

Information Technology - 21.5%
IT Services - 7.9%
Mastercard, Inc. - Class A (b)	7,441	1,496,162
Visa, Inc. - Class A	10,629	1,506,235
		3,002,397
Semiconductors & Semiconductor Equipment - 6.3%
Analog Devices, Inc. (b)	13,955	1,282,744
Versum Materials, Inc.	32,250	1,117,140
		2,399,884
Software - 4.1%
Microsoft Corporation (b)	13,930	1,544,698

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	6,928	1,237,202

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Materials - 2.8%
Metals & Mining - 2.8%
Newmont Mining Corporation	32,970	$1,066,250

Total Common Stocks (Cost $35,449,340)		$36,719,843

MONEY MARKET FUNDS - 3.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio – Class I, 2.10% (c) (Cost $1,248,830)	1,248,830	$1,248,830

Total Investments at Value - 99.7% (Cost $36,698,170)		$37,968,673

Other Assets in Excess of Liabilities - 0.3%		102,490

Net Assets - 100.0%		$38,071,163

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open short positions. The total value of such securities as of November 30, 2018 was $12,847,838.
(c)	The rate shown is the 7-day effective yield as of November 30, 2018.

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

November 30, 2018 (Unaudited)

COMMON STOCKS - 42.6%	Shares	Value
Communication Services – 1.7%
Entertainment - 1.7%
Walt Disney Company (The)	5,460	$630,575

Consumer Discretionary – 4.8%
Hotels, Restaurants & Leisure - 2.7%
McDonald's Corporation	2,000	377,020
Starbucks Corporation	9,740	649,853
		1,026,873
Specialty Retail - 1.0%
O'Reilly Automotive, Inc.	1,060	367,587

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B	5,840	438,701

Consumer Staples - 3.5%
Beverages - 1.8%
Coca-Cola Company (The)	13,740	692,496

Household Products - 1.7%
Procter & Gamble Company (The)	6,834	645,881

Energy - 2.5%
Energy Equipment & Services - 0.8%
Helmerich & Payne, Inc.	5,170	313,302

Oil, Gas & Consumable Fuels - 1.7%
Exxon Mobil Corporation	8,160	648,720

Financials - 5.8%
Banks - 4.6%
JPMorgan Chase & Company	5,750	639,342
Regions Financial Corporation	36,630	602,564
Wells Fargo & Company	9,450	512,946
		1,754,852
Insurance - 1.2%
MetLife, Inc.	10,333	461,162

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 42.6% (Continued)	Shares	Value
Health Care - 7.5%
Biotechnology - 1.8%
Amgen, Inc.	3,230	$672,647

Health Care Providers & Services - 4.6%
DaVita, Inc.	6,610	436,657
HCA Healthcare, Inc.	4,600	662,354
UnitedHealth Group, Inc.	2,370	666,823
		1,765,834
Pharmaceuticals - 1.1%
Johnson & Johnson	2,830	415,727

Industrials - 6.7%
Industrial Conglomerates - 1.9%
3M Company	2,403	499,632
General Electric Company	31,730	237,975
		737,607
Machinery - 2.1%
Cummins, Inc.	2,390	361,034
Ingersoll-Rand plc	4,300	445,136
		806,170
Road & Rail - 1.3%
Werner Enterprises, Inc.	14,220	481,489

Trading Companies & Distributors - 1.4%
Fastenal Company	8,740	517,932

Information Technology - 10.1%
Communications Equipment - 1.5%
Arista Networks, Inc.	2,360	562,813

IT Services - 1.7%
Accenture plc - Class A	3,963	651,993

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corporation	13,580	669,630

Software - 3.5%
Check Point Software Technologies Ltd.	5,702	637,540
salesforce.com, Inc.	5,000	713,800
		1,351,340

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 42.6% (Continued)	Shares	Value
Information Technology - 10.1% (Continued)
Technology Hardware, Storage & Peripherals - 1.6%
HP, Inc.	27,110	$623,530

Total Securities Sold Short - 42.6% (Proceeds $15,438,853)		$16,236,861

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS

November 30, 2018 (Unaudited)

1.	Securities Valuation

Waycross Long/Short Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$36,719,843	$-	$-	$36,719,843
Money Market Funds	1,248,830	-	-	1,248,830
Total	$37,968,673	$-	$-	$37,968,673

Other Financial Instruments:
Common Stocks – Sold Short	$(16,236,861)	$-	$-	$(16,236,861)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. As of November 30, 2018, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2018:

Tax cost of portfolio investments and securities sold short	$21,311,536

Gross unrealized appreciation	$4,251,614
Gross unrealized depreciation	(3,831,338)
Net unrealized appreciation	$420,276

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Alambic Mid Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Small Cap Value Plus Fund, Blue Current Global Dividend Fund, HVIA Equity Fund, Ladder Select Bond Fund, Marshfield Concentrated Opportunity Fund, Waycross Long/Short Equity Fund

Date	January 29, 2019

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	January 29, 2019

*	Print the name and title of each signing officer under his or her signature.